Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	50,000,000	50,000,000
Common Stock, shares issued	21,900,106	15,435,651
Common Stock, shares outstanding	21,900,106	15,435,651
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	1,000,000	1,000,000
Property and equipment, accumulated depreciation	$ 156,200	$ 10,215
Customer relationships, accumulate amortization	125,000	62,500
Note payable and capital leases unamortized discounts	32,056	23,669
Related party debt, unamortized discounts	$ 31,047	$ 36,331
Series A Preferred Stock [Member]
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	250,000	250,000
Preferred Stock, shares issued	250,000	250,000
Preferred Stock, shares outstanding	250,000	250,000
Series B Preferred Stock [Member]
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	300,000	300,000
Preferred Stock, shares issued	284,807	254,807
Preferred Stock, shares outstanding	284,807	254,807
Successor [Member]
Common Stock, par value		$ 0.001
Common Stock, shares authorized		50,000,000
Common Stock, shares issued		15,435,651
Common Stock, shares outstanding		15,435,651
Accounts receivable, allowance for doubtful accounts		$ 0
Property and equipment, accumulated depreciation		10,215
Customer relationships, accumulate amortization		62,500
Note payable and capital leases unamortized discounts		121,069
Related party debt, unamortized discounts		$ 36,331
Members' equity, par value
Members' equity, shares authorized		40,000,000
Members' equity, shares issued		1,366,042
Members' equity, shares outstanding		1,366,042
Successor [Member] | Series A Preferred Stock [Member]
Preferred Stock, par value		$ 0.001
Preferred Stock, shares authorized		250,000
Preferred Stock, shares issued		250,000
Preferred Stock, shares outstanding		250,000
Successor [Member] | Series B Preferred Stock [Member]
Preferred Stock, par value		$ 0.001
Preferred Stock, shares authorized		300,000
Preferred Stock, shares issued		254,807
Preferred Stock, shares outstanding		254,807
Successor [Member] | Series A Preferred Stock No Par Value [Member]
Preferred Stock, par value
Preferred Stock, shares authorized		8,000,000
Preferred Stock, shares issued		6,205,558
Preferred Stock, shares outstanding		6,205,558
Predecessor [Member]
Common Stock, par value			$ 0.001
Common Stock, shares authorized			50,000,000
Common Stock, shares issued			15,435,651
Common Stock, shares outstanding			15,435,651
Accounts receivable, allowance for doubtful accounts			$ 13,638
Property and equipment, accumulated depreciation			36,541
Customer relationships, accumulate amortization			0
Note payable and capital leases unamortized discounts			0
Related party debt, unamortized discounts			$ 0
Members' equity, par value
Members' equity, shares authorized			40,000,000
Members' equity, shares issued			1,366,042
Members' equity, shares outstanding			1,366,042
Predecessor [Member] | Series A Preferred Stock [Member]
Preferred Stock, par value			$ 0.001
Preferred Stock, shares authorized			250,000
Preferred Stock, shares issued			250,000
Preferred Stock, shares outstanding			250,000
Predecessor [Member] | Series B Preferred Stock [Member]
Preferred Stock, par value			$ 0.001
Preferred Stock, shares authorized			300,000
Preferred Stock, shares issued			254,807
Preferred Stock, shares outstanding			254,807
Predecessor [Member] | Series A Preferred Stock No Par Value [Member]
Preferred Stock, par value
Preferred Stock, shares authorized			8,000,000
Preferred Stock, shares issued			6,205,558
Preferred Stock, shares outstanding			6,205,558